Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST II
Entity Central Index Key	0000798250
Document Period End Date	May 31, 2024
C000006435 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Fund
Class Name	Class B
Trading Symbol	MEGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$87	1.57%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.57%
Net Assets	$ 44,901,959,888
Holdings Count | Holding	65
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	44,901,959,888	Portfolio Turnover (%):	13
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
GICS equity sectors
Information Technology	43.4%
Communication Services	13.8%
Health Care	10.4%
Financials	9.6%
Consumer Discretionary	9.3%
Industrials	7.3%
Materials	4.0%
Real Estate	0.9%
Consumer Staples	0.5%
Utilities	0.2%
Energy	0.2%
Top ten holdings
Microsoft Corp.	13.7%
NVIDIA Corp.	11.0%
Alphabet, Inc., "A"	6.7%
Amazon.com, Inc.	6.6%
Meta Platforms, Inc., "A"	5.3%
Apple, Inc.	5.0%
Mastercard, Inc., "A"	3.2%
Eli Lilly & Co.	2.6%
Visa, Inc., "A"	2.5%
Boston Scientific Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	13.7%
NVIDIA Corp.	11.0%
Alphabet, Inc., "A"	6.7%
Amazon.com, Inc.	6.6%
Meta Platforms, Inc., "A"	5.3%
Apple, Inc.	5.0%
Mastercard, Inc., "A"	3.2%
Eli Lilly & Co.	2.6%
Visa, Inc., "A"	2.5%
Boston Scientific Corp.	2.1%

C000006437 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Fund
Class Name	Class I
Trading Symbol	MFEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$32	0.57%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.57%
Net Assets	$ 44,901,959,888
Holdings Count | Holding	65
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	44,901,959,888	Portfolio Turnover (%):	13
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
GICS equity sectors
Information Technology	43.4%
Communication Services	13.8%
Health Care	10.4%
Financials	9.6%
Consumer Discretionary	9.3%
Industrials	7.3%
Materials	4.0%
Real Estate	0.9%
Consumer Staples	0.5%
Utilities	0.2%
Energy	0.2%
Top ten holdings
Microsoft Corp.	13.7%
NVIDIA Corp.	11.0%
Alphabet, Inc., "A"	6.7%
Amazon.com, Inc.	6.6%
Meta Platforms, Inc., "A"	5.3%
Apple, Inc.	5.0%
Mastercard, Inc., "A"	3.2%
Eli Lilly & Co.	2.6%
Visa, Inc., "A"	2.5%
Boston Scientific Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	13.7%
NVIDIA Corp.	11.0%
Alphabet, Inc., "A"	6.7%
Amazon.com, Inc.	6.6%
Meta Platforms, Inc., "A"	5.3%
Apple, Inc.	5.0%
Mastercard, Inc., "A"	3.2%
Eli Lilly & Co.	2.6%
Visa, Inc., "A"	2.5%
Boston Scientific Corp.	2.1%

C000006431 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Fund
Class Name	Class R4
Trading Symbol	MFEJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$32	0.57%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.57%
Net Assets	$ 44,901,959,888
Holdings Count | Holding	65
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	44,901,959,888	Portfolio Turnover (%):	13
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
GICS equity sectors
Information Technology	43.4%
Communication Services	13.8%
Health Care	10.4%
Financials	9.6%
Consumer Discretionary	9.3%
Industrials	7.3%
Materials	4.0%
Real Estate	0.9%
Consumer Staples	0.5%
Utilities	0.2%
Energy	0.2%
Top ten holdings
Microsoft Corp.	13.7%
NVIDIA Corp.	11.0%
Alphabet, Inc., "A"	6.7%
Amazon.com, Inc.	6.6%
Meta Platforms, Inc., "A"	5.3%
Apple, Inc.	5.0%
Mastercard, Inc., "A"	3.2%
Eli Lilly & Co.	2.6%
Visa, Inc., "A"	2.5%
Boston Scientific Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	13.7%
NVIDIA Corp.	11.0%
Alphabet, Inc., "A"	6.7%
Amazon.com, Inc.	6.6%
Meta Platforms, Inc., "A"	5.3%
Apple, Inc.	5.0%
Mastercard, Inc., "A"	3.2%
Eli Lilly & Co.	2.6%
Visa, Inc., "A"	2.5%
Boston Scientific Corp.	2.1%

C000006441 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Fund
Class Name	Class R2
Trading Symbol	MEGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$59	1.07%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.07%
Net Assets	$ 44,901,959,888
Holdings Count	65
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	44,901,959,888	Portfolio Turnover (%):	13
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
GICS equity sectors
Information Technology	43.4%
Communication Services	13.8%
Health Care	10.4%
Financials	9.6%
Consumer Discretionary	9.3%
Industrials	7.3%
Materials	4.0%
Real Estate	0.9%
Consumer Staples	0.5%
Utilities	0.2%
Energy	0.2%
Top ten holdings
Microsoft Corp.	13.7%
NVIDIA Corp.	11.0%
Alphabet, Inc., "A"	6.7%
Amazon.com, Inc.	6.6%
Meta Platforms, Inc., "A"	5.3%
Apple, Inc.	5.0%
Mastercard, Inc., "A"	3.2%
Eli Lilly & Co.	2.6%
Visa, Inc., "A"	2.5%
Boston Scientific Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	13.7%
NVIDIA Corp.	11.0%
Alphabet, Inc., "A"	6.7%
Amazon.com, Inc.	6.6%
Meta Platforms, Inc., "A"	5.3%
Apple, Inc.	5.0%
Mastercard, Inc., "A"	3.2%
Eli Lilly & Co.	2.6%
Visa, Inc., "A"	2.5%
Boston Scientific Corp.	2.1%

C000006430 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Fund
Class Name	Class A
Trading Symbol	MFEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$45	0.82%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.82%
Net Assets	$ 44,901,959,888
Holdings Count | Holding	65
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	44,901,959,888	Portfolio Turnover (%):	13
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
GICS equity sectors
Information Technology	43.4%
Communication Services	13.8%
Health Care	10.4%
Financials	9.6%
Consumer Discretionary	9.3%
Industrials	7.3%
Materials	4.0%
Real Estate	0.9%
Consumer Staples	0.5%
Utilities	0.2%
Energy	0.2%
Top ten holdings
Microsoft Corp.	13.7%
NVIDIA Corp.	11.0%
Alphabet, Inc., "A"	6.7%
Amazon.com, Inc.	6.6%
Meta Platforms, Inc., "A"	5.3%
Apple, Inc.	5.0%
Mastercard, Inc., "A"	3.2%
Eli Lilly & Co.	2.6%
Visa, Inc., "A"	2.5%
Boston Scientific Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	13.7%
NVIDIA Corp.	11.0%
Alphabet, Inc., "A"	6.7%
Amazon.com, Inc.	6.6%
Meta Platforms, Inc., "A"	5.3%
Apple, Inc.	5.0%
Mastercard, Inc., "A"	3.2%
Eli Lilly & Co.	2.6%
Visa, Inc., "A"	2.5%
Boston Scientific Corp.	2.1%

C000006436 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Fund
Class Name	Class C
Trading Symbol	MFECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$87	1.57%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.57%
Net Assets	$ 44,901,959,888
Holdings Count | Holding	65
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	44,901,959,888	Portfolio Turnover (%):	13
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
GICS equity sectors
Information Technology	43.4%
Communication Services	13.8%
Health Care	10.4%
Financials	9.6%
Consumer Discretionary	9.3%
Industrials	7.3%
Materials	4.0%
Real Estate	0.9%
Consumer Staples	0.5%
Utilities	0.2%
Energy	0.2%
Top ten holdings
Microsoft Corp.	13.7%
NVIDIA Corp.	11.0%
Alphabet, Inc., "A"	6.7%
Amazon.com, Inc.	6.6%
Meta Platforms, Inc., "A"	5.3%
Apple, Inc.	5.0%
Mastercard, Inc., "A"	3.2%
Eli Lilly & Co.	2.6%
Visa, Inc., "A"	2.5%
Boston Scientific Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	13.7%
NVIDIA Corp.	11.0%
Alphabet, Inc., "A"	6.7%
Amazon.com, Inc.	6.6%
Meta Platforms, Inc., "A"	5.3%
Apple, Inc.	5.0%
Mastercard, Inc., "A"	3.2%
Eli Lilly & Co.	2.6%
Visa, Inc., "A"	2.5%
Boston Scientific Corp.	2.1%

C000006439 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Fund
Class Name	Class R1
Trading Symbol	MFELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$87	1.57%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.57%
Net Assets	$ 44,901,959,888
Holdings Count | Holding	65
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	44,901,959,888	Portfolio Turnover (%):	13
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
GICS equity sectors
Information Technology	43.4%
Communication Services	13.8%
Health Care	10.4%
Financials	9.6%
Consumer Discretionary	9.3%
Industrials	7.3%
Materials	4.0%
Real Estate	0.9%
Consumer Staples	0.5%
Utilities	0.2%
Energy	0.2%
Top ten holdings
Microsoft Corp.	13.7%
NVIDIA Corp.	11.0%
Alphabet, Inc., "A"	6.7%
Amazon.com, Inc.	6.6%
Meta Platforms, Inc., "A"	5.3%
Apple, Inc.	5.0%
Mastercard, Inc., "A"	3.2%
Eli Lilly & Co.	2.6%
Visa, Inc., "A"	2.5%
Boston Scientific Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	13.7%
NVIDIA Corp.	11.0%
Alphabet, Inc., "A"	6.7%
Amazon.com, Inc.	6.6%
Meta Platforms, Inc., "A"	5.3%
Apple, Inc.	5.0%
Mastercard, Inc., "A"	3.2%
Eli Lilly & Co.	2.6%
Visa, Inc., "A"	2.5%
Boston Scientific Corp.	2.1%

C000006442 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Fund
Class Name	Class R3
Trading Symbol	MFEHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$45	0.82%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.82%
Net Assets	$ 44,901,959,888
Holdings Count | Holding	65
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	44,901,959,888	Portfolio Turnover (%):	13
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
GICS equity sectors
Information Technology	43.4%
Communication Services	13.8%
Health Care	10.4%
Financials	9.6%
Consumer Discretionary	9.3%
Industrials	7.3%
Materials	4.0%
Real Estate	0.9%
Consumer Staples	0.5%
Utilities	0.2%
Energy	0.2%
Top ten holdings
Microsoft Corp.	13.7%
NVIDIA Corp.	11.0%
Alphabet, Inc., "A"	6.7%
Amazon.com, Inc.	6.6%
Meta Platforms, Inc., "A"	5.3%
Apple, Inc.	5.0%
Mastercard, Inc., "A"	3.2%
Eli Lilly & Co.	2.6%
Visa, Inc., "A"	2.5%
Boston Scientific Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	13.7%
NVIDIA Corp.	11.0%
Alphabet, Inc., "A"	6.7%
Amazon.com, Inc.	6.6%
Meta Platforms, Inc., "A"	5.3%
Apple, Inc.	5.0%
Mastercard, Inc., "A"	3.2%
Eli Lilly & Co.	2.6%
Visa, Inc., "A"	2.5%
Boston Scientific Corp.	2.1%

C000102727 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Fund
Class Name	Class R6
Trading Symbol	MFEKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$27	0.48%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.48%
Net Assets	$ 44,901,959,888
Holdings Count | Holding	65
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	44,901,959,888	Portfolio Turnover (%):	13
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
GICS equity sectors
Information Technology	43.4%
Communication Services	13.8%
Health Care	10.4%
Financials	9.6%
Consumer Discretionary	9.3%
Industrials	7.3%
Materials	4.0%
Real Estate	0.9%
Consumer Staples	0.5%
Utilities	0.2%
Energy	0.2%
Top ten holdings
Microsoft Corp.	13.7%
NVIDIA Corp.	11.0%
Alphabet, Inc., "A"	6.7%
Amazon.com, Inc.	6.6%
Meta Platforms, Inc., "A"	5.3%
Apple, Inc.	5.0%
Mastercard, Inc., "A"	3.2%
Eli Lilly & Co.	2.6%
Visa, Inc., "A"	2.5%
Boston Scientific Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	13.7%
NVIDIA Corp.	11.0%
Alphabet, Inc., "A"	6.7%
Amazon.com, Inc.	6.6%
Meta Platforms, Inc., "A"	5.3%
Apple, Inc.	5.0%
Mastercard, Inc., "A"	3.2%
Eli Lilly & Co.	2.6%
Visa, Inc., "A"	2.5%
Boston Scientific Corp.	2.1%